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VIA EDGAR


August 1, 2007

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Polaris Platinum II Variable Annuity
     File No. 333-137895 and 811-03859


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Supplement, dated July 30, 2007 to the May 1, 2007 Prospectus (as supplemented) for Registrant on behalf of the Polaris Platinum II Variable Annuity contains no changes from the Supplement to the May 1, 2007 Prospectus contained in Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 27, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,


/s/ Jennifer Herron
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Jennifer Herron
Paralegal